Exceptions Report: 7/11/2025

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
257NQM0999	MD	Refi - Cash Out	Owner Occupied	Single Family Detached	37.88	668	68.29%	XXXXXXXXXX	Borrower ID - An automated fraud and tool check is missing from the loan file. VOM - No open and active mortgages reporting on initial credit requires preapproval.	Borrower ID - 05/07/25: Documentation provided to cure. VOM - Preapproval for incomplete housing history approved by XXXX and in file.		No	Cleared Exception	C	A	1
257NQM1000	CA	Purchase	Owner Occupied	PUD	37.34	797	30.12%	XXXXXXXXXX	Warranty Deed / Quit Claim Deed - Provide the Warranty Deed for the loan file. Property Type - Eligibility - Provide a Certificate of Occupancy for new construction property.	Warranty Deed / Quit Claim Deed - 5/21/2025: Document provided to cure. Property Type - Eligibility - 5/21/2025: Appraisal update provided showing the property is completed.		No	Cleared Exception	C	A	1
257NQM1009	MA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	788	75.00%	XXXXXXXXXX	VOM - Borrower does not have any primary housing history. There are no opened and active mortgages on initial credit report.	VOM - Borrower's primary residence property is owned free and clear which satisfies housing history and evidence property taxes are current is in file.		No	Cleared Exception	C	A	1
257NQM0884	VA	Purchase	Non-Owner Occupied	Single Family Detached	4.04	669	75.00%	XXXXXXXXXX	Credit Report - Credit report shows derogatory credit/ mortgage lates. Mortgage with XXXXk is showing XXXX 120+ days late with the last late date XXXX. Program Eligibilty - Provide explanation for the address showing up on borrower's fraud report at XXXX and if this property is owned by the borrower. If so it needs to be added to the REO section of the 1003 along with the PITIA payment. Appraisal - An third party appraisal review from an SGCP approved vendor is missing from the loan file.	Credit Report - 5/1: Document provided does not address mtg lates. 05/15/25: Documentation provided to cure. Program Eligibilty - 05/01/25: Documentation provided to cure. property owned by business. Appraisal - 05/01/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
257NQM0914	FL	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	761	59.94%	XXXXXXXXXX	Eligibilty - The subject property was vested as XXXX, however, the business entity docs and EIN are missing from the loan file.	Eligibilty - 5/21/2025: Document provided to cure.		No	Cleared Exception	C	A	1
257NQM0991	TX	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	773	80.00%	XXXXXXXXXX	Required Document -GOV - Provide the final amoritization schedule for the loan file. Title - Provide documentation to confirm the release of deed with XXXX dated XXXX in the amoun of $XXXX. LTV - According to the guidelines, the LTV of 80% is greater the maximum allowed LTV of 75% for declining markets. Borrower ID - According to the guidelines, the entity documentation including the Operating Agreement, Articles of Organization, Certificate of good standing and EIN number are missing from the loan file.	Required Document -GOV - 05/02/25: Documentation provided to cure. Title - 5/5/2025: Document provided to cure. LTV - 05/08/25: An exception was approved for the guideline deviation. Borrower ID - 05/02/25: Documentation provided to cure.		No	Client Accepted	C	B	2
257NQM0902	FL	Purchase	Non-Owner Occupied	Single Family Detached	0.00	688	75.00%	XXXXXXXXXX	Eligibilty - Borrower is First Time Investor with a credit score of677. Minimum requirement per guidelines is 680.	Eligibilty - Exception for a First Time Investor with a FICO score of 677 approved by XXXX and in file. Exception no longer valid as lender provided a revised credit report with a updated mid score of 688.		No	Cleared Exception	C	A	1
257NQM0998	MD	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	728	66.67%	XXXXXXXXXX	Credit - Eligiblity - The Amortization Schedule is missing from the loan file. Credit - Eligiblity - A Letter of Explanation for the late mortgage payment on XXXX is missing from the loan file.	Credit - Eligiblity - 5/4/2025: Document provided to ucre. Credit - Eligiblity - 05/12/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM1006	MT	Refi - Cash Out	Non-Owner Occupied	PUD	0.00	766	63.02%	XXXXXXXXXX	Eligibilty - The Final Amortization Schedule is missing from the loan file.

Debt Service Coverage Ratio - Audit calculated Debt Service Coverage Ratio ("DSCR") is 0.834 which is below the minimum requirement of 1.0 for a cash out refinance loan. Current lease is $XXXX; per LOE in file from the borrower he states he intends to increase the rent to the Market Rent amount of $XXXX after closing; however, a copy of the new lease agreement and proof of rent received at the increased amount are missing from the loan file.

Hazard Insurance - The property insurance policy in file is a blanket policy for the HOA; provide a copy of the borrowers personal policy including Rent Loss coverage or evidence the blanket policy covers all requirements needed  such a rent loss and walls-in.
										Eligibilty - 5/19/2025: Document provided to cure. Debt Service Coverage Ratio - 5/21: Current lease for subject expired 8/31/24. Provide one month evidence of rent receipt at lease amount. 5/22: Using the Market Rent of $XXXX results in a DSCR of .95 which is below the guideline minimum of 1.0. 05/29/25: An exception was approved for the guideline deviation. Hazard Insurance - 5/19/2025: Document provided to cure.		No	Client Accepted	C	B	2
257NQM1007	NY	Purchase	Owner Occupied	Single Family Detached	31.57	784	66.98%	XXXXXXXXXX	Credit - No open and active mortgages reporting on initial credit will require pre-approval.	Credit - 04/28/25: A pre-approval was provided for the housing history.		No	Cleared Exception	C	A	1
257NQM1005	TX	Purchase	Owner Occupied	PUD	17.20	661	80.00%	XXXXXXXXXX	Asset Verification - Per guidelines, a non borrowing titleholder who is contributing funds is not considered a gift and no gift letter is required, however one months assets statement is required. The asset statement was not provided in file.	Asset Verification - Exception granted by XXXX date XXXX is in file. Funds were directly wired and confirmed with title.		No	Client Accepted	C	B	2
257NQM0947	GA	Refi - Cash Out	Owner Occupied	Single Family Detached	12.50	736	80.00%	XXXXXXXXXX	Appraisal - A third party appraisal review from an XXXX approved vendor is missing from the loan file.	Appraisal - 5/28/2025: Document provided to cure.		No	Cleared Exception	D	A	1
257NQM0913	DC	Purchase	Non-Owner Occupied	Four-Unit Property	0.00	783	75.00%	XXXXXXXXXX	Hazard Insurance - The Property Insurance provide from XXXX did not contain the annual policy premium or evidence of rent loss coverage.	Hazard Insurance - 5/28/2025: The premium amount was provided. Rent loss not required for XXXX		No	Cleared Exception	C	A	1
257NQM0885	NY	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	691	47.54%	XXXXXXXXXX	Credit - An Exception Approval was placed in the loan file to allow DSCR loan with 691 FICO Score. Underwriting Condition Not Met - The amortization schedule was not located in the file.	Credit - exception not needed. Underwriting Condition Not Met - 04/24/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM0915	NY	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	724	40.14%	XXXXXXXXXX	VOM - According to the guidelines, borrowers living rent free may be considered on a case by case basis. Attestation from the homeowner is required. Program Eligibilty - It appears a personal debt was paid at close with the loan proceeds which is not allowed for a non-consumer cash out refinance. Provide evidence the debt from XXXX Commissioner of Taxation and Finance is business related.	VOM - 05/21/25: Documentation provided to cure. Program Eligibilty - 5/21: Provide verification that the tax warrant was pertaining to the subject property. If not, loan does not qualify for Business Purpose. 5/28: documentation provided does not verify that the tax warrant was pertaining to the subject property. 6/6/2025: Going by Reg Z definition, then it appears that even if paid with closing proceeds the loan is clearly “primarily” for a business purpose. Exception cleared.		No	Cleared Exception	C	A	1
257NQM0901	FL	Purchase	Non-Owner Occupied	Single Family Detached	3.29	794	80.00%	XXXXXXXXXX	Appraisal - A third party appraisal review from ClearCapital is missing from the loan file.	Appraisal - 05/14/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM0995	FL	Purchase	Non-Owner Occupied	Condo Attached	0.00	774	80.00%	XXXXXXXXXX	Eligibilty - Missing Final Amortization Schedule from the loan file.	Eligibilty - 05/07/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM0916	PA	Purchase	Non-Owner Occupied	Single Family Detached	0.00	764	80.00%	XXXXXXXXXX	HUD-1 - The Final HUD-1 in the loan file was not executed by the borrower. The signature page is missing. Hazard Insurance - The Property Hazard Insurance does not include rental loss coverage. Minimum 6 months required. Employment - The Certificate of Good Standing for XXXX., is missing from the loan file.	HUD-1 - 5/18/2025: Document provided to cure. Hazard Insurance - 5/18/2025: Not required per The XXXX. Employment - 5/18/2025: Document provided to cure.		No	Cleared Exception	C	A	1
257NQM0898	NY	Purchase	Non-Owner Occupied	Single Family Detached	44.22	725	75.00%	XXXXXXXXXX	1008 - Form 1008 Transmittal Summary is missing from the loan file. Credit - The mortgage statement for XXXX. is missing from the loan file.	1008 - 05/07/25: Documentation provided to cure. Credit - 05/07/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM0903	FL	Rate Term Refi	Owner Occupied	PUD	21.88	771	55.36%	XXXXXXXXXX	Other - This loan failed the revised closing disclosure delivery date test (no waiting period required). Revised CD XXXX does not have a Receipt date.	Other - Invalid exception.		No	Cleared Exception	C	A	1
257NQM0993	WA	Purchase	Owner Occupied	Condo Attached	20.13	741	80.00%	XXXXXXXXXX	Income - Full documentation wage earners require two years verification of income and provide tax transcripts 4506-C, 8821, or equivalent. In this case, the the transcripts were not provided. Eligibilty - The final Amortization Schedule is missing from the loan file. Occupancy - The Occupancy Certification disclosure is missing from the loan file.	Income - Exception for no 2406-C transcripts approved by XXXX and in file. Eligibilty - 05/14/25: Documentation provided to cure. Occupancy - 05/14/25: Documentation provided to cure.		No	Client Accepted	C	B	2
257NQM1004	CA	Purchase	Owner Occupied	Single Family Detached	48.06	726	80.00%	XXXXXXXXXX	Other - Missing the Service Provider List	Other - 05/20/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
257NQM0883	NJ	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	703	75.00%	XXXXXXXXXX	Rental Income - The lease agreement for unit 2 in the amount of $XXXX is missing from the loan file. Hazard Insurance - Provide verification that the property insurance policy for subject property contains a minimum of six months of rent loss coverage. "Loss of Use" is insufficient to verify rent loss coverage. Appraisal - Appraisal states no prior sales in last XXXX months but then states the subject property last sold XXXX for $XXXX. Provide an updated appraisal reflecting the recently sold information.	Rental Income - 05/12/25: Documentation provided to cure. Hazard Insurance - 05/14/25: Documentation provided to cure. Appraisal - 05/12/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
257NQM0880	FL	Purchase	Non-Owner Occupied	PUD	0.00	738	80.00%	XXXXXXXXXX	Final 1003 - The final, signed 1003 is not included in the loan file.

Eligibilty - The final Amortization Schedule was not included in the file. Additionally, the business purpose cert was not included in the file (DSCR loans).

Note - Note was not included in the file.

HUD-1 - The Final HUD-1/Closing Disclosure was not included in the loan file.

Deed of Trust / Mortgage - The Deed of Trust/Mortgage was not included in the loan file.

Occupancy - An Occupancy Affidavit was not included in the loan file.

Gift Letter - The Gift Letter is in the loan file, however, evidence of the transfer was not included in the loan file.
										Final 1003 - 04/30/25: Documentation provided to cure. Eligibilty - 04/30/25: Documentation provided to cure. Note - 04/30/25: Documentation provided to cure. HUD-1 - 04/30/25: Documentation provided to cure. Deed of Trust / Mortgage - 04/30/25: Documentation provided to cure. Occupancy - 04/30/25: Documentation provided to cure. Gift Letter - 04/30/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
257NQM0899	CA	Purchase	Non-Owner Occupied	Single Family Detached	22.36	746	80.00%	XXXXXXXXXX	Employment - Verification of the existence of the borrower's business by a CPA, regulatory agency or an internet phone listing and address is missing from the loan file.

Credit - Eligiblity - Loan closed in the name of a corporation, XXXX; however a personal guaranty signed by the borrower is missing from the loan file.

Borrower Eligibilty - Verification of the property taxes for investment property at XXXX., is missing from the loan file in order to complete the final DTI calculation.

Final 1003 - Provide evidence of the PITI payments for XXXX new investment properties listed on the final 1003 at XXXX and XXXX in the amounts of $XXXX and $XXXX.
										Employment - 5/12: Need verification that the borrower owns XXXX% of the business. 05/13/25: Documentation provided to cure. Credit - Eligiblity - 05/12/25: Documentation provided to cure. Borrower Eligibilty - 05/12/25: Documentation provided to cure. Final 1003 - 05/12/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
257NQM0904	AZ	Refi - Cash Out	Non-Owner Occupied	PUD	0.00	802	62.05%	XXXXXXXXXX	Rental Income - Used 1007 income of $XXXX in lieu of Lease Agreement income of $XXXX due to tenant vacating property which allows XXXX% of lease which is $XXXX. The file includes notation this is a pending exception, but no approval was found in the file. Closing Disclosure - The closing disclosures in the file does not reflect the payoff of the XXXX that has the subject as collateral. The escrow disclosure was also not located in the file.	Rental Income - 5/12/2025: An exception was provided allowing the use of the market rent instead of the lease. Closing Disclosure - The final signed HUD-1 in file does not reflect the payoff of XXXX loan. Provide documentation that this mortgage was paid and closed. 5/18/2025: final HUD1 provided to cure		No	Client Accepted	C	B	2
257NQM0881	NY	Refi - Cash Out	Owner Occupied	Single Family Detached	9.47	775	70.00%	XXXXXXXXXX	Closing Disclosure - Provide the initial Closing Disclosure for the loan file. AUS/Loan Approval - Provide an AUS for the XXXX Credit - No open and active mortgages reporting on initial credit will require pre-approval.	Closing Disclosure - 05/08/25: Documentation provided to cure. AUS/Loan Approval - 05/08/25: Documentation provided to cure. Credit - 05/05/25: A pre-approval was provided for the housing history.		No	Cleared Exception	C	A	1
257NQM0896	CA	Purchase	Owner Occupied	PUD	38.32	791	11.29%	XXXXXXXXXX	Other - This loan failed the revised closing disclosure delivery date test (no waiting period required). Revised CDs XXXX and XXXX does not have a Receipt date. Other - This loan failed the charges that cannot increase test. Initial LE has the Discount Points as $XXXX, increase on Final CD XXXX to $XXXX. A change of Circumstance is in the loan dated XXXX, but the Discount Points is not include. A Reimbursement of $XXXX was included , but it is not enough to cover the tolerance of $XXXX	Other - Receipt date included in the file. Other - COC provided to cure.		No	Cleared Exception	C	A	1
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257NQM0882	FL	Purchase	Non-Owner Occupied	PUD	23.31	713	80.00%	XXXXXXXXXX						A	A
257NQM0886	CA	Rate Term Refi	Owner Occupied	Single Family Detached	36.89	691	53.84%	XXXXXXXXXX						A	A
257NQM0874	MA	Purchase	Non-Owner Occupied	Two-Unit Property	44.10	790	80.00%	XXXXXXXXXX						A	A
257NQM0870	FL	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	670	70.00%	XXXXXXXXXX						A	A
257NQM0878	NY	Purchase	Owner Occupied	Co Op	5.10	663	47.92%	XXXXXXXXXX						A	A
257NQM0994	CA	Refi - Cash Out	Owner Occupied	Single Family Detached	41.00	630	54.55%	XXXXXXXXXX						A	A
257NQM0879	GA	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	780	75.00%	XXXXXXXXXX						A	A
257NQM0906	FL	Purchase	Non-Owner Occupied	Two-Unit Property	39.11	791	80.00%	XXXXXXXXXX						A	A
257NQM1003	FL	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0.00	745	70.00%	XXXXXXXXXX						A	A
257NQM0900	FL	Purchase	Non-Owner Occupied	Single Family Detached	35.02	765	80.00%	XXXXXXXXXX						A	A
257NQM1001	SC	Purchase	Second Home	PUD	39.63	803	80.00%	XXXXXXXXXX						A	A
257NQM0946	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	750	74.19%	XXXXXXXXXX						A	A
257NQM0887	SC	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	752	75.00%	XXXXXXXXXX						A	A
257NQM0868	FL	Refi - Cash Out	Non-Owner Occupied	PUD	0.00	702	70.27%	XXXXXXXXXX						A	A
257NQM0877	TX	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0.00	715	75.00%	XXXXXXXXXX						A	A
257NQM0996	CA	Refi - Cash Out	Non-Owner Occupied	PUD	0.00	678	46.86%	XXXXXXXXXX						A	A
257NQM0990	NY	Refi - Cash Out	Non-Owner Occupied	Condo Attached	0.00	736	34.31%	XXXXXXXXXX						A	A
257NQM0897	CA	Purchase	Non-Owner Occupied	Four-Unit Property	48.06	802	80.00%	XXXXXXXXXX						A	A
257NQM1008	FL	Purchase	Non-Owner Occupied	Single Family Detached	0.00	696	80.00%	XXXXXXXXXX						A	A
257NQM0905	FL	Purchase	Non-Owner Occupied	Single Family Detached	0.00	770	75.00%	XXXXXXXXXX						A	A
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